Consolidated Statements of Profit & Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Revenue	$ 691,796	$ 573,957	$ 487,763
Cost of sales and services (excluding depreciation and amortization)	(494,312)	(417,261)	(336,298)
Depreciation and amortization	(78,025)	(56,853)	(53,116)
Gross profit	119,459	99,843	98,349
Selling, general and administrative expenses	(84,715)	(99,936)	(75,727)
Other income/(expense), net	7,819	2,918	(81)
Operating profit	42,563	2,825	22,541
Financing expenses	(66,333)	(50,397)	(144,295)
Financing income	39,361	44,686	2,934
Financing expenses, net	(26,972)	(5,711)	(141,361)
Losses related to Qoros	0	0	(251,483)
Losses related to ZIM	(860)	(727,650)	(204)
Share in (losses)/profit of associated companies, net	(200,480)	1,118,175	1,250,149
Profit before income taxes	(185,749)	387,639	879,642
Income tax expense	(25,199)	(37,980)	(4,325)
(Loss)/profit for the year	(210,948)	349,659	875,317
Attributable to:
Kenon’s shareholders	(235,978)	312,652	930,273
Non-controlling interests	25,030	37,007	(54,956)
(Loss)/profit for the year	$ (210,948)	$ 349,659	$ 875,317
Basic/diluted (loss)/profit per share attributable to Kenon’s shareholders (in dollars):
Basic (loss)/profit per share	$ (4.42)	$ 5.8	$ 17.27
diluted (loss)/profit per share	$ (4.42)	$ 5.8	$ 17.27
ZIM [Member]
Statement Line Items [Line Items]
Share in (losses)/profit of associated companies, net	$ (266,046)	$ 1,033,026	$ 1,260,993
OPC's associated companies
Statement Line Items [Line Items]
Share in (losses)/profit of associated companies, net	$ 65,566	$ 85,149	$ (10,844)